Equity-method investees (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Equity Method Investees [Abstract]
Summary of Changes in Carrying Amount of Equity-method investees

Changes in the carrying amount of equity-method investees for the years ended December 31, 2023 and 2022 are analysed as follows.

	Natuzzi Trading Shanghai	Nars Miami LLC	Natuzzi Texas LLC	Natuzzi Store (UK) ltd	Foundation "Made in Italy circolare e sostenibile"	Salena S.r.l.	Total
Balance as at December 31, 2021	44,230	4	270	18	—	—	44,522
Acquisition of non-controlling interests	—	—	453	—	8	—	461
Share of profit for the year	436	431	(547)	36	—	—	356
Share of other comprehensive income	(784)	—	—	—	—	—	(784)
Dividends received	(3,697)	—	—	—	—	—	(3,697)
Share capital reduction	(3,156)	—	—	—	—	—	(3,156)
Effect of translation adjustments	—	(4)	—	(2)	—	—	(6)
Balance as at December 31, 2022	37,029	431	176	52	8	—	37,696
Acquisition of non-controlling interests						—	—
Share of profit for the year	2,873	197	(688)	515	—	—	2,897
Loss allowance	—	—	502	—	—	—	502
Share of other comprehensive income	(1,257)	—	—	—	—	—	(1,257)
Dividends received	—	—	—	—	—	—	—
Share capital reduction	—	—	—	—	—	—	—
Effect of translation adjustments	—	(19)	10	2	—	—	(7)
Balance as at December 31, 2023	38,645	609	—	569	8	—	39,831

Summary of Reconciliation of Fair Value of Retained Interest at the date of loss of control with carrying amount in Consolidated Statement of Financial Position

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2021 with the carrying amount as at December 31, 2022 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2021		44,230
Dividends distribution		(3,697)
Share capital reduction		(3,156)
Group’s share of profit for the year	3,020
Elimination of amortisation of Natuzzi’s trademarks	367
Elimination of intercompany profit on inventories	(2,562)
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	436	436
Group’s share of other comprehensive income		(784)
Carrying amount as at December 31, 2022		37,029

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2022 with the carrying amount as at December 31, 2023 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2022		37,029
Dividends distribution		—
Share capital reduction		—
Group’s share of profit for the year	751
Elimination of amortisation of Natuzzi’s trademarks	367
Elimination of intercompany profit on inventories	2,144
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	2,873	2,873
Group’s share of other comprehensive income		(1,257)
Carrying amount as at December 31, 2023		38,645

Summarized Statement of Financial Position and Profit or Loss of Joint Venture

Summarised statement of financial position of Natuzzi Trading Shanghai and Group’s share in net assets as at December 31, 2023 and 2022

	31/12/23	31/12/22
Current assets	54,190	64,298
Non-current assets	16,681	19,833
Current liabilities	(28,413)	(42,049)
Non-current liabilities	(3,222)	(1,794)
Net Assets	39,236	40,288
Group’s share in net assets – 49% of net assets	19,226	19,742
Intangible assets	1,796	2,312
Goodwill	26,140	26,140
Elimination of intercompany profit from licensing Natuzzi’s trademarks	(5,357)	(5,727)
Elimination of intercompany profit on inventories	(2,712)	(4,860)
Deferred tax liabilities	(448)	(578)
Group’s carrying amount of interest	38,645	37,029

Summarised statement of profit or loss of Natuzzi Trading Shanghai and Group’s share of profit for the year ended December 31, 2023, 2022 and 2021.

	2023	2022	2021
Revenue	69,939	98,483	96,272
Cost of sales	(39,823)	(60,481)	(57,120)
Other income and expenses, net	(747)	(91)	(39)
Selling expenses	(24,297)	(24,473)	(23,937)
Administrative expenses	(3,332)	(5,665)	(4,983)
Net finance income	315	1,037	1,213
Profit before tax	2,055	8,810	11,406
Income tax expense	(522)	(2,646)	(3,111)
Profit for the period	1,533	6,164	8,295
Other comprehensive profit/(loss)	(2,565)	(1,600)	4,734
Total comprehensive profit for the period	(1,032)	4,564	13,029
Group’s share of profit for the period – 49%	751	3,020	4,065
Elimination of amortisation of Natuzzi’s trademarks	367	367	367
Elimination of intercompany profit on inventories	2,144	(2,562)	(634)
Amortisation of intangible assets	(519)	(519)	(519)
Deferred tax liabilities	130	130	130
Group’s share of profit/(loss), net of equity method adj.	2,873	436	3,409
Group’s share of other comprehensive income/(loss) for the period	(1,257)	(784)	2,320
Group’s share of total comprehensive income/(loss) for the period	1,616	(348)	5,729
Dividends received by the Group	—	3,697	1,490

Schedule of Cash and Cash Equivalents, Bank Overdrafts and Borrowings

As at December 31, 2023 and 2022 cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current are set out below.

	31/12/23	31/12/22
Cash and cash equivalents	31,706	32,844
Bank overdrafts and borrowings	—	—
Lease liabilities current	(1,570)	(2,648)
Lease liabilities non-current	(3,222)	(1,794)
Total, net	26,914	28,402

Depreciation and Amortization, Interest Income, Interest Expense and Income Tax Expense

For the years ended December 31, 2023, 2022 and 2021, depreciation and amortisation, interest income, interest expense and income tax expense are set below.

	2023	2022	2021
Depreciation and amortisation	5,571	1,945	4,507
Interest income	557	1,729	1,529
Interest expense	242	692	316
Income tax expense	522	2,646	3,111